Business Combinations - Summary of Net cash Outflow Arising on Acquisition (Details) - USD ($) $ in Thousands						12 Months Ended
	Feb. 01, 2022	Dec. 20, 2021	Dec. 06, 2021	Sep. 14, 2021	Feb. 05, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from investing activities
Net cash outflow						$ (73,860)	$ (27,295)	$ (12,016)
Wannaby Inc.
Cash flows from investing activities
Cash and cash equivalent balances acquired						485
Cash consideration						(25,523)
Net cash outflow						$ (25,038)
Luxclusif
Cash flows from investing activities
Cash and cash equivalent balances acquired			$ 803
Cash consideration			(7,682)
Net cash outflow			$ (6,879)
Allure
Cash flows from investing activities
Cash and cash equivalent balances acquired		$ 1,840
Cash consideration		(15,858)
Net cash outflow		$ (14,018)
JBUX
Cash flows from investing activities
Cash and cash equivalent balances acquired				$ 48
Cash consideration				(4,000)
Net cash outflow				$ (3,952)
Ambush Inc.
Cash flows from investing activities
Cash and cash equivalent balances acquired					$ 126
Cash consideration					(12,142)
Net cash outflow					$ (12,016)
Violet Grey, Inc
Cash flows from investing activities
Cash and cash equivalent balances acquired	$ 596
Cash consideration	(49,418)
Net cash outflow	$ (48,822)